Further Detail of Profit or Loss (Details) - Schedule of further detail of profit or loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
A. Research and development expenses, net
Payroll		$ 14,604	$ 4,849	$ 4,672	[1]
Share based payment expenses		14,238	1,682	162	[1]
Materials		2,764	940	1,001
Subcontractors		2,864	258	82
Patent registration		441	160	144
Depreciation		5,697	1,588	1,534
Rental fees and maintenance		559	173	197
Other		637	249	339
Research and development expenses, gross		41,804	9,899	8,131
Less – government grants		(118)	(21)	(49)
Research and development expenses, net		41,686	9,878	8,082
B. Sales and marketing expenses
Payroll		8,283	3,336	2,729
Share based payment expenses		8,569	1,990	144
Marketing, advertising and commissions		4,053	577	1,808
Rental fees and maintenance		365	201	114
Travel abroad		749	235	317
Depreciation		318	223	212
Other		376	35	145
Sales and marketing expenses		22,713	6,597	5,469
C. General and administrative expenses
Payroll		2,880	1,377	872
Share based payment expenses		6,974	16,837	155
Fees		33	22	22
Professional services		6,993	1,064	1,545
Office expenses		1,065	386	359
Travel abroad		461	44	37
Depreciation		210	76	78
Rental fees and maintenance		97	46	43
Other		931	435	159
General and administrative expenses		19,644	20,287	3,270
D. Finance income
Revaluation of liability in respect of government grants		25	75	58
Exchange rate differences		3,444	123
Revaluation of financial liabilities at fair value through profit or loss	[2]	10,608		8,707
Bank interest and fees		3,832	248
Finance income		17,909	446	8,765
Finance expense
Exchange rate differences				151
Bank fees		70	28	14
Finance expense in respect of lease liability		237	390	425
Revaluation of financial liabilities at fair value through profit or loss	[2]		12,825
Fundraising expenses				1,693
Revaluation of liability in respect of government grants		121
Finance expense		$ 428	$ 13,243	$ 2,283

[1]	Reclassified.
[2]	See Note 19 regarding financing transactions that included issuance of financial instruments accounted at fair value through profit and loss.